Intangible assets - Goodwill attributed to cash-generating units (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 2,682	£ 2,678
North America
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	403	390
Europe (excluding Turkey)
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	172	170
Turkey
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	234	284
Africa – Africa Regional Markets
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	26	27
Latin America and Caribbean – Mexico
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	143	133
Greater China
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	131	131
India
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	1,511	1,462
Other cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 62	£ 81